Segment Reporting - Schedule of Financial Information Related to Our Reportable Segments and Corporate (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Net Revenue	$ 1,278,994	$ 1,498,874
Cost of Revenue	219,405	63,144
Gross margin	1,059,589	1,435,730
Research and development	1,842	204,043
Marketing	518,594	274,039
Compensation	1,564,212	1,941,672
Stock Based Compensation	5,305,221	9,442,717
General and administrative	1,755,745	1,910,480
Impairment of intangible assets	35,723
Impairment of goodwill	3,034
Total Operating Expenses	9,184,371	13,772,951
Interest Expense	(723,549)	(319,155)
All other (expenses) income, net	3,718,305	7,986,365
Other expenses, net	2,994,756	7,667,210
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	(5,130,026)	(4,670,011)
Loss from discontinued operations, net of tax	(4,234,526)
Net loss	(9,364,552)
Vocal [Member]
Segment Reporting [Line Items]
Net Revenue	1,053,451	1,444,458
Cost of Revenue	150,602	63,002
Gross margin	902,849	1,381,456
Research and development	1,842	204,043
Marketing	417,072	252,436
Compensation	430,126	2,500
Stock Based Compensation		709,926
General and administrative	335,177	316,089
Impairment of intangible assets
Impairment of goodwill
Total Operating Expenses	1,184,217	1,484,994
Interest Expense	(7,729)	(19,265)
All other (expenses) income, net	(6,361)	954,958
Other expenses, net	(14,090)	935,693
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	(295,458)	832,155
OG Collection [Member]
Segment Reporting [Line Items]
Net Revenue	71,743	37,348
Cost of Revenue	12,095
Gross margin	59,648	37,348
Research and development
Marketing	101,522	16,719
Compensation	301,252
Stock Based Compensation		4,600,000
General and administrative	57,028	43,714
Impairment of intangible assets
Impairment of goodwill
Total Operating Expenses	459,802	4,660,433
Interest Expense
All other (expenses) income, net	3,192	5,000
Other expenses, net	3,192	5,000
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	(396,962)	(4,618,085)
Corporate [Member]
Segment Reporting [Line Items]
Net Revenue	153,800	17,068
Cost of Revenue	56,708	142
Gross margin	97,092	16,926
Research and development
Marketing		4,884
Compensation	832,834	1,939,172
Stock Based Compensation	5,305,221	4,132,791
General and administrative	1,363,540	1,550,678
Impairment of intangible assets	35,723
Impairment of goodwill	3,034
Total Operating Expenses	7,540,352	7,627,525
Interest Expense	(715,820)	(299,890)
All other (expenses) income, net	3,721,474	7,026,407
Other expenses, net	3,005,654	6,726,517
Income (loss) before income tax provision and equity in net loss from unconsolidated investments	$ (4,437,606)	$ (884,081)